John Hancock Money Market Fund dated August 1, 2000

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION


Effective July 2, 2001, the "Transfer Agent Services" section of the Statement of Additional Information is replaced as follows:

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services an annual fee of $21.00 for each Class A shareholder account, $23.50 for each Class B shareholder account and $22.50 for each Class C shareholder account. For Class A, Class B and Class C, the Fund also pays certain out-of pocket expenses. These expenses are charged to the Fund by account, aggregated and allocated to each class on the basis of their relative net asset values.





July 2, 2001

         John Hancock U.S. Government Cash Reserve dated August 1, 2000

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION


Effective July 2, 2001, the "Transfer Agent Services" section of the Statement of Additional Information is replaced as follows:

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services an annual fee of $21.00 for each shareholder account, plus certain out-of pocket expenses.





July 2, 2001